UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier             Chatham, New Jersey             November 10, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $342,175
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number          Name

1.             [Not yet assigned]            Pennant Offshore Partners, Ltd.

                                                     FORM 13F INFORMATION TABLE
        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
        --------             --------     --------   -------- -----------------------  ----------  --------  -----------------------
                                                      VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
     --------------       --------------    -----    -------- ------------  ---  ----  ----------  --------  ---------  ------  ----
Accredited Home Lenders
   Hld Co.                Common Stock    00437P107   19,539    900,000  0    0    0   SOLE        0           900,000     0     0
Agere Systems Inc. -
   CL A                   Common Stock A  00845V100    6,140  2,000,000  0    0    0   SOLE        0         2,000,000     0     0
Alleghany Corporation     Common Stock    017175100    2,929     15,000  0    0    0   SOLE        0            15,000     0     0
American Financial
   Realty Trust           Common Stock    02607p305    8,538    605,500  0    0    0   SOLE        0           605,500     0     0
Arch Coal Inc.            Common Stock    039380100    4,797    216,000  0    0    0   SOLE        0           216,000     0     0
Ashland Inc.              Common Stock    044204105    9,277    282,400  0    0    0   SOLE        0           282,400     0     0
Banta Corporation         Common Stock    066821109   13,320    370,000  0    0    0   SOLE        0           370,000     0     0
Bindview Development
   Corp                   Common Stock    090327107      519    190,700  0    0    0   SOLE        0           190,700     0     0
Boca Resorts Inc.         Common Stock    09688T106    5,643    435,400  0    0    0   SOLE        0           435,400     0     0
Boise Cascade
   Corporation            Common Stock    097383103    8,280    300,000  0    0    0   SOLE        0           300,000     0     0
Brunswick Corp            Common Stock    117043109   10,221    398,000  0    0    0   SOLE        0           398,000     0     0
CIT Group Inc.            Common Stock    125581108   11,504    400,000  0    0    0   SOLE        0           400,000     0     0
Celanese AG               Common Stock    D1497A101    1,817     55,000  0    0    0   SOLE        0            55,000     0     0
Cendant Corp              Common Stock    151313103    6,728    360,000  0    0    0   SOLE        0           360,000     0     0
Circuit City Stores       Common Stock    172737108    9,149    960,000  0    0    0   SOLE        0           960,000     0     0
Commscope Inc.            Common Stock    203372107    7,224    599,000  0    0    0   SOLE        0           599,000     0     0
Conseco Inc.              Common Stock    208464883    7,224    400,000  0    0    0   SOLE        0           400,000     0     0
Consol Energy Inc.        Common Stock    20854P109    3,870    208,300  0    0    0   SOLE        0           208,300     0     0
Devon Energy Corp.        Common Stock    25179m103    8,332    172,900  0    0    0   SOLE        0           172,900     0     0
Enterasys Networks Inc.   Common Stock    293637104    3,560    890,000  0    0    0   SOLE        0           890,000     0     0
Federal Home Loan
   Mortgage Company       Common Stock    313400301    8,900    170,000  0    0    0   SOLE        0           170,000     0     0
First Niagara Financial
   Group                  Common Stock    33582V108    1,811    120,000  0    0    0   SOLE        0           120,000     0     0
Frontier Oil Corporation  Common Stock    35914P105    3,675    250,000  0    0    0   SOLE        0           250,000     0     0
Genesis Health Ventures
   Inc.                   Common Stock    37183F107    3,147    130,000  0    0    0   SOLE        0           130,000     0     0
Gentiva Health Services
   Inc.                   Common Stock    37247A102    6,555    570,000  0    0    0   SOLE        0           570,000     0     0
Global SantaFe
   Corporation            Common Stock    g3930e101    6,227    260,000  0    0    0   SOLE        0           260,000     0     0
Handleman Co.             Common Stock    410252100   11,816    700,000  0    0    0   SOLE        0           700,000     0     0
Health Net Inc.           Common Stock    42222G108    1,932     61,000  0    0    0   SOLE        0            61,000     0     0
Inamed Corp.              Common Stock    453235103    5,878     80,000  0    0    0   SOLE        0            80,000     0     0
Infinity Property &
   Casualty Company       Common Stock    45665Q103    7,730    275,000  0    0    0   SOLE        0           275,000     0     0
Joy Global Inc.           Common Stock    481165108    9,043    567,300  0    0    0   SOLE        0           567,300     0     0
Kadant Inc.               Common Stock    48282T104    6,428    335,500  0    0    0   SOLE        0           335,500     0     0
Kindred Healthcare Inc.   Common Stock    494580103    5,990    160,000  0    0    0   SOLE        0           160,000     0     0
Louisiana-Pacific Corp.   Common Stock    546347105    6,063    440,000  0    0    0   SOLE        0           440,000     0     0
MDC Corp Inc              Common Stock    55267w309    1,798    180,000  0    0    0   SOLE        0           180,000     0     0
MI Developments Inc.      Common Stock    55304x104    4,540    200,000  0    0    0   SOLE        0           200,000     0     0
McDermott Intl Inc.       Common Stock    580037109   14,743  2,582,000  0    0    0   SOLE        0         2,582,000     0     0
Old Republic
   International Corp     Common Stock    680223104    7,836    236,800  0    0    0   SOLE        0           236,800     0     0
PG&E Corporation          Common Stock    69331C108    1,793     75,000  0    0    0   SOLE        0            75,000     0     0
Praecis Pharmaceuticals   Common Stock    739421105    6,760  1,000,000  0    0    0   SOLE        0         1,000,000     0     0
RADVision Ltd             Common Stock    M81869105    6,320    761,500  0    0    0   SOLE        0           761,500     0     0
Sappi LTD                 Common Stock    803069202    6,720    497,800  0    0    0   SOLE        0           497,800     0     0
Saxon Capital             Common Stock    80556P302   15,426    900,000  0    0    0   SOLE        0           900,000     0     0
UNUM Provident
   Corporation            Common Stock    91529y106    5,022    340,000  0    0    0   SOLE        0           340,000     0     0
United States Steel
   Corp.                  Common Stock    912909108    4,595    250,000  0    0    0   SOLE        0           250,000     0     0
Universal Stainless &
   Alloy Products         Common Stock    913837100    5,010    623,190  0    0    0   SOLE        0           623,190     0     0
Viad Corp                 Common Stock    92552R109    7,164    300,000  0    0    0   SOLE        0           300,000     0     0
Wabash National
   Corporation            Common Stock    929566107    2,552    160,000  0    0    0   SOLE        0           160,000     0     0
Washington Group Intl.    Common Stock    938862208   18,090    670,000  0    0    0   SOLE        0           670,000     0     0
                                                     342,175

03461.0004 #440990